Finance Income and Expenses (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 22, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)
Finance income
Interest		$ 28.2	$ 60.6
Finance income		28.2	60.6
Finance expenses
Standby charges		2.4	2.1
Amortization of debt issue costs		0.4	0.4
Accretion of lease liabilities		0.3	0.1
Finance expenses		3.1	$ 2.6
Accrued Interest		5.5		$ 7.5
Arthur Gold Project Royalty
Finance expenses
Borrowing costs	$ 1.2	$ 1.2